Off Balance Sheet Transactions - Schedule of Different Off Balance Sheet Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial investments [line items]
Custody of government and private securities and other assets held by third parties	$ 81,402,991	$ 123,144,365
Preferred and other collaterals received from customers	55,540,563	70,061,801
Outstanding checks not yet paid	8,021,022	5,158,588
Checks already deposited and pending clearance	3,017,045	2,585,722
Written-off credits	$ 3,031,951	$ 4,250,248